UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21782

Small Cap Value Fund, Inc.
(Exact name of registrant as specified in charter)

8150 N. Central Expressway  #101     Dallas, Texas  75206
(Address of principal executive offices)

Laura S. Adams
8150 N. Central Expressway  #101     Dallas, Texas 75206
(Name and address of agent for service)

Registrants telephone number, including area code:  800-704-6072

Date of fiscal year end:  December 31

Date of Reporting Period:  June 30, 2008


























Item 1.  Report to Shareholders.



SMALL CAP VALUE FUND, INC.



SEMI-ANNUAL REPORT
JUNE 30, 2008




Small Cap Value Fund, Inc.
8150 N. Central Expressway  #101
Dallas, Texas 75206
1-800-704-6072

Fund Symbol: SCAPX






Dear shareholders of Small Cap Value Fund, Inc.,

As of June 30, 2008, the Net Asset Value of the Fund was 17.78, down from 19.90 at the beginning of the year. This resulted in a loss of 10.65% for the first half of the year, versus a loss of 7.07% for the S&P 600 Index.

The equities markets remain highly volatile and our Fund participates in this volatility on both an absolute and relative basis, as it pertains to the general S&P 600 Index. For example, in the first six months of 2008, our Fund has ranged between a relative outperformance of approximately 6% to a relative underperformance of approximately 4%.

Our largest position at the beginning of the year was down 66% for the period and one of our smaller positions was up 286%. The Fund had virtually no direct exposure to the financial sector, illustrating that losses and earnings disappointments are pervasive across many industry groups. The Fund does not attempt to ?time the market? by switching from equities exposure to cash, thus it is largely fully invested, and subject to full market volatility, at all times.

Our top holdings and industry group exposures, as of June 30, 2008, are listed below.

We continue to see exceptional investment opportunities in the small cap area and thus feel that we will eventually be rewarded.


Sincerely,


Steven Adams
Portfolio Manager


SMALL CAP VALUE FUND, INC.
Top Ten Holdings and Asset Allocation
June 30, 2008



Top Ten Holdings*
(% of Net Assets)

Finish Line Inc.                         7.05%
Western Refining, Inc.                   6.79%
ViroPharma Inc.                          6.19%
Universal Forest Products, Inc.          5.41%
Odyssey Healthcare Inc.                  5.08%
Rackable Systems, Inc.                   4.57%
FreightCar America Inc.                  4.55%
Steve Madden, Ltd.                       4.42%
Deluxe Corp.                             4.29%
Pioneer Drilling Co.                     4.28%

                                        ------
                                        52.63%

Asset Allocation
(% of Net Assets)

Women?s Clothing Stores                                   9.47%
Drilling Oil and Gas Wells                                7.77%
Shoe Stores                                               7.05%
Sawmills and Planing Mills                                7.21%
Petroleum Refining                                        6.79%
Pharmaceutical Preparation                                6.19%
Home Health Care Services                                 5.08%
Electronic Computers                                      4.57%
Railroad Equipment                                        4.55%
Women?s Footwear                                          4.42%
Computer Processing and Data Prep and Processing Systems  4.29%
Footwear                                                  3.68%
Fabricated Rubber Products                                3.56%
Lumber and Other Building Materials Dealers               3.21%
Primary Batteries, Dry and Wet                            2.77%
Misc. Fabricated Wire Products                            2.62%
Industrial Organic Chemicals                              2.58%
Heavy Construction Equipment Rental and Leasing           2.43%
Arrangement of Transportation of Freight and Cargo        2.40%
Air Transportation                                        2.13%
Rubber and Plastics Footwear                              2.03%
Gypsum Products                                           1.83%
Construction Materials                                    1.24%
Computer Integrated Systems Design                        1.83%
Other Assets less liabilities, net                        0.30%
                                                        -------
						          100.00%

*Portfolio holdings are subject to change and are not recommendations of individual stocks


SMALL CAP VALUE FUND, INC.
EXPENSES
JUNE 30, 2008

As a shareholder of the Fund you incur ongoing costs including management fees and other operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period to June 30, 2008.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,500 account value divided by $1,000 equals 8.5), then multiply this result by the number in the first line under the heading ?Expenses Paid During Period? to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund?s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund?s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.
Therefore, the second line of the table is useful in comparing ongoing costs only.

                                                          Expenses Paid
                  Beginning              Ending          During Period*
               Account Value      Account Value       December 31, 2007
           December 31, 2007      June 30, 2008        to June 30, 2008
           -----------------       -------------      -----------------

Actual            $  1,000          $     893               $   4.48

Hypothetical**    $  1,000          $   1,020               $   4.78

*Expenses are equal to the Fund?s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 182 days/365 days to reflect the one-half year period
** Hypothetical return assumes 5% return before expenses.




SMALL CAP VALUE FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
JUNE 30, 2008


ASSETS
   Investment securities, at
               value(cost $33,974,467)        $24,124,156
   Cash                                            82,060
   Accrued interest                                    72
   Dividends receivable                             6,185
                                              -----------
              Total assets                     24,212,473
                                              -----------

LABILITIES
   Advisory fees payable                           20,787
                                              -----------
              Total liabilities                    20,787
                                              -----------

NET ASSETS ?
 (Equivalent to $17.78 per
  share based on 1,360,396 shares
   of common stock issued and outstanding;
   100,000,000 shares authorized,
   $0.001 par value                          $ 24,191,686

============

NET ASSETS CONSIST OF:
  Common stock				         $     13,603
  Paid-in capital                              33,509,488
  Net unrealized appreciation
   of investments                              (9,850,310)
  Undistributed net investment income             (38,385)
  Undistributed net realized gain on
   investments                                    557,290

------------
Net assets                                   $ 24,191,686
                                             ============














See accompanying notes to these financial statements.


SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2008


DESCRIPTION                                SHARES           VALUE
-----------                                ------       ------------

COMMON STOCKS ? 99.72%

Railroad Equipment ?4.55%
   FreightCar America				  31000	       1,100,500

Heavy Construction Equipment ?2.43%
Rental and Leasing
   H & E Equipment				  49005		 589,040

Misc. Fabricated Wire Products?2.62%
   Insteel Industries        			  34600		 633,526

Sawmills and Planing Mills? 7.21%
   Louisiana-Pacific				  51330            435,792
   Universal Forest Products			  43700	       1,309,252

Arrangement of Transportation of ?2.40%
Freight and Cargo
   Pacer International				  27000		 580,770

Gypsum Products? 1.83%
   USG Corp						  15000	       443,550

Women?s Clothing Stores?9.47%
   Bebe stores                             101710            977,433
   Charlotte Russe Holding Inc		  41000	       728,160
   Dress Barn					  43700            584,706

Lumber and Other Building?3.21%
Materials Dealers
   Builders FirstSource				 146313          	 776,922

Construction Materials?1.24%
   Building Materials Holding Corp		 169800            300,546

Fabricated Rubber Products?3.56%
   Cooper Tire Rubber				 110000	       862,400

Shoe Stores?7.05%
   Finish Line					 196100            1,706,070

Footwear?3.68%
   Kenneth Cole					  44855            569,659
   K-Swiss                                  21935            322,445



- Continued -

SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
JUNE 30, 2008


DESCRIPTION                                SHARES           VALUE
-----------                                ------       ------------

Women?s Footwear?4.42%
   Steve Madden                             58150            1,068,797

Rubber and Plastics Footwear?2.03%
   Skechers USA					  24870            491,431

Air Transportation?2.13%
   ExpressJet Holdings				 667775            367,276
   Mesa Air Group				       291280            148,524

Computer Processing and Data Prep?4.29%
and Processing Systems
   Deluxe CP				        58200            1,037,124

Industrial Organic Chemicals?2.58%
   Aventine Renewable Energy			 142000          	 624,800

Drilling Oil and Gas Wells?7.77%
   Patterson-UTI Energy				  23350		 843,636
   Pioneer Drilling				  55030            1,035,114

Petroleum Refining?6.79%
   Western Refining Inc                    138655            1,641,675

Home Health Care Services?5.08%
   Odyssey Healthcare				 126080          	 1,228,019

Pharmaceutical Preparation?6.19%
   ViroPharma   					 135470	       1,498,298

Primary Batteries, Dry and Wet?2.77%
   China BAK Battery				 142200            669,762

Computer Integrated Systems Design?1.83%
   Cogent						  39000            443,430

Electronic Computers?4.57%
   Rackable Systems				  82500            1,105,500
                                                            --------

   Total common stocks (cost $33,974,467)                    24,124,156



- Continued -


SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
JUNE 30, 2008


SHORT-TERM INVESTMENTS ? 0.33%
   Schwab Money Market Fund
        			                                      82,060
                                                            --------

   Total short-term investments (cost $82,060)                82,060
                                                            --------

Total investment securities ? 100.06% (cost $34,056,527)  24,206,216

Other assets less liabilities ? (0.06)%                      (14,530)
                                                            --------

Net assets ? 100.00%                                   $  24,191,686
                                                        ============




































See accompanying notes to these financial statements.


SMALL CAP VALUE FUND, INC.
STATEMENT OF OPERATIONS (Unaudited)
For the Period December 31, 2007 through June 30, 2008



INVESTMENT INCOME:
   Dividends                                             $     65,475
   Interest                                                    17,750
   Accrued Interest                                                72
                                                         ------------
          Total investment income                              83,297

EXPENSES ?
   Advisory fees                                              121,682
                                                               ------

          Net investment income                               (38,385)
   ------------

GAINS ON INVESTMENTS ?
   Net realized gain on investments                           557,290
   Net change in unrealized appreciation of securities     (3,386,268)
                                                         ------------
        Net realized gain and
           Unrealized loss on investments    		     (2,828,978)
------------

   Net increase in net assets resulting from operations  $ (2,867,363)
                                                         ============


























See accompanying notes to these financial statements.


SMALL CAP VALUE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)


                                       Six Months Ended      Year Ended
                                          June 30, 2006   Dec. 31, 2007

INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                    $   (38,385)   $      (621)
   Net realized gain on investments             557,290         55,055
   Net change in unrealized appreciation
   of securities  		               (3,386,268)    (6,848,675)
          				              -----------    ------------
      Net increase in net assets
  resulting from operations                  (2,867,363)    (6,794,241)


DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                              0              -
   Net realized gains                                 0        (54,434)
                                            -----------    ------------
         Total Distributions                          0        (54,434)

CAPITAL SHARE TRANSACTIONS                      485,305     27,342,811
                                            -----------    ------------

TOTAL INCREASE IN NET ASSETS                 (2,382,058)    20,494,136

NET ASSETS, beginning of period              26,573,744      6,079,608
                                            -----------    ------------

NET ASSETS, end of period                   $24,191,686    $26,573,744
                                            ===========    ============


















See accompanying notes to these financial statements.



SMALL CAP VALUE FUND, INC.
FINANCIAL HIGHLIGHTS

PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD
                          (Unaudited)
                         6 Mo. Ended           YEAR ENDED
                              6/30/08  12/31/07  12/31/06  12/31/05(a)

Net asset value,
  beginning of period         $19.90   $24.58    $19.87    $20.21
                              -----------------------------------
Income from investment
operations:
  Net investment income        (0.01)   (0.01)     0.35      0.07
  Net realized and unrealized
  gains on investments 		 (2.11)   (4.64)     4.57     (0.34)

Total income from
  investment operations		 (2.12)   (4.64)	   4.92     (0.27)

                              ------------------------------------
Less distributions from:
 Net investment income          0.00    (0.04)    (0.13)    (0.07)
 Net realized gains             0.00    (0.00)    (0.08)    (0.00)
                              ------   ------    -------   -------
   Total Distributions          0.00    (0.04)    (0.21)    (0.07)

Net asset value,
  end of period               $17.78   $19.90    $24.58    $19.87


Total Return(c)               (10.65)% (18.87)%   24.76%    (1.09)%

Net assets, end of period
   (000,s omitted)            $24,192  $26,574    $6,079    $1,021

Ratio of expenses to            0.95%    0.95%     0.85%     0.95%(b)
average monthly net assets (c)

Ratio of net investment income (0.30)%   0.00%     1.42%    (8.02)%
to average monthly net assets

Portfolio turnover rate
  (annualized)                 37.40%   72.70%    24.65%     0.00%

(a)	Calculation of per share data and ratios represents the period from December 16, 2005 (date investment operations commenced) through December 31, 2005.
(b)	The Fund?s actual expenses are calculated daily at 0.95% of net asset value (NAV).
(c)	Total return has not been annualized for period ended Dec 31,
2005.



See accompanying notes to these financial statements.
SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS


1.	ORGANIZATION

Small Cap Value Fund, Inc. the ?Fund?) was incorporated in the State of Texas on June 16, 2005 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve growth by investing primarily in small capitalization common stocks. The Fund had no operations until June 24, 2005, when it sold 7,500 shares of its common stock to its original shareholder, Mrs. Laura S. Adams. Investment operations commenced on December 16, 2005. The effective date of the Fund?s Registration under the Securities Act of 1933 was October 27, 2005.

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates fair value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund?s Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statements of operations.

Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.





SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS


2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes
The Fund?s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At June 30, 2008, there were no material differences. Also, due to the timing of dividend distributions, the year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

    New Accounting Pronouncements
    The Fund complies with Financial Accounting Standards Board (FASB) Interpretation No.48 - Accounting for Uncertainty in Income Taxes. FASB Interpretation No.48 requires the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that based on their technical merits, have a more than fifty percent likelihood of being sustained upon examination. The financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

    The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS
157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

    The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2008:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1                       $24,124,156          $         0
      Level 2                                 0                    0
      Level 3                                 0                    0
                                     ----------          -----------
      Total                         $24,124,156          $         0
                                    ===========          ===========

   * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument


CAPITAL SHARE TRANSACTIONS
Capital Share transactions in the Fund?s $0.001 par value common stock were as follows:


                          Period from
                        December 31, 2007
                     through June 30, 2008
                       -------------------
                       Shares          Amount
Shares sold            25,254     $   485,305
Shares issued in
  reinvestment of
  dividends	                  0             0
                      ---------    ----------
Net increase 	       25,254       485,305

Beginning of period   1,335,141    33,037,861
                      ---------    ----------
End of period         1,360,395   $33,523,166
		          =========   ===========




INVESTMENT TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $5,618,538 and $4,807,181, respectively, for the period December 31, 2007 to June 30, 2008. There were no differences between the financial reporting basis and the income tax basis in the cost or net unrealized depreciation of the Fund?s investments as of June 30, 2008.


As of June 30, 2008, the aggregate unrealized appreciation and depreciation of investment securities was as follows:

Unrealized appreciation
$
1,529,865
Unrealized depreciation

(11,380,175)
Net unrealized depreciation
$
 (9,850,310


3.	DISTRIBUTION TO SHAREHOLDERS
There have been no distributions in 2008 through June 30, 2008.

4.	ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund and the Advisor are under common control and the existence of that control may create operating results and financial position significantly different than if they were autonomous.

The Fund has entered into an agreement with Adams Asset Advisors, LLC (the ?Advisor?) to provide investment advisory services to the Fund. Laura S. Adams is the managing member of the Advisor and is an officer, director and shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 0.95% of the Fund?s average daily net assets. The fee is computed daily and payable monthly. The Advisor has contractually agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses.

The management fee for the first six months of 2008, as computed pursuant to the investment advisory agreement, totaled $121,682.

The Advisor acts as the transfer agent for the Fund and Fidelity
Investments is the sub-transfer agent.

5.	Redemption Fee
To discourage short-term trades by investors and to compensate the Fund for costs that may be incurred by such trades, the Fund may impose a redemption fee of 2% of the total redemption amount if shares are held less than 365 days. For the six months ended June 30, 2008, there were no redemption fees received by the Fund.










SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

ADDITIONAL INFORMATION

PROXY VOTING INFORMATION
Small Cap Value Fund, Inc. management is responsible for exercising the voting rights associated with the securities held by the Fund. A description of our philosophy on fulfilling this responsibility is available without charge, upon request, by calling 1-800-704-6072.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website athttp://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At an in-person meeting held on February 19, 2008, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund(as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. The Directors considered, among other things, the following information regarding the Investment Advisor.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE INVESTMENT
ADVISOR
The Directors reviewed the nature, quality and scope of current and anticipated services provided by the Investment Advisor under the Advisory Agreement. This includes portfolio management, supervision of Fund operations and compliance and regulatory matters.

INVESTMENT PERFORMANCE
The Directors reviewed the performance of the Fund, as compared to other mutual funds and market benchmarks. This review focused on the long-term performance of the Fund.

COST OF SERVICES TO THE FUND AND PROFITABILITY OF ADVISOR
The Directors considered the Fund's management fee and total expense ratio relative to industry averages. The Directors determined that the Advisor is operating profitably, is viable and should remain as an ongoing entity.

ECONOMIES OF SCALE
The Directors considered information regarding economies of scale with respect to the management of the Fund.

CONCLUSIONS
Based on the above review and discussions, the Directors concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreement.



Board of Directors Information
Small Cap Value Fund, Inc.
June 30, 2008


The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors, and is available without charge, by calling 1-800-704-6072. Each director may be contacted by writing to the director c/o Small Cap Value Fund, Inc, 8150 N. Central Expressway, Suite M1120, Dallas, Texas, 75206.



INDEPENDENT DIRECTORS

Name and Age        Position  Term Principal Occupation  Other Public
                                   Past five years       Directorships
------------------- --------  ---- --------------------- -------------

Vicky L. Hubbard    Director  1 Yr Homemaker since 2000, Stock Dividend
Age 50                             Technology Mngr prior Fund, Inc.


Yolawnde F. Malone  Director  1 Yr Tax Mngr-Cain Waters, Stock Dividend
Age 44                             Tolleson Wealth Mgmt  Fund, Inc.
                                   prior, Self Emp Tax
                                   Consultant prior

Melissa D. Gordon,  Director  1 Yr Pathologist, North    Stock Dividend
M.D.                               Dallas Pathology      Fund, Inc.
Age 44

INTERESTED DIRECTORS

Laura S. Adams      Director, 1 Yr President, Adams      Stock Dividend
Age 47              President      Asset Advisors        Fund, Inc.
                    Secretary      since 2002, Private
                    Treasurer      Investor prior






This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Stock Dividend Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.




Item 2. Code of Ethics. The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to all officers and employees of the Fund. The registrant has not made any amendments to its code of ethics or granted any waivers or exceptions to the code during the covered period.

Item 3. Audit Committee Financial Expert. The entire Board of Directors, in effect, acts as the audit committee. The Board has two financial experts serving on the Board. Laura Adams and Yolawnde Malone are the financial experts. Mrs. Adams is an ?interested? Director and Mrs. Malone is an ?independent? Director.

Item 4. Principal Accountant fees and services. As part of the Registrants contract with the Investment Advisor of the Fund, the Investment Advisor is responsible for paying all accountant and related audit fees as part of the Advisory fee paid by the Fund.

Item 5. Audit Committee of listed Registrants. (Not applicable for semi-annual reports)

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management investment companies.   (Not applicable)

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.  Not Applicable to open-end investment companies.

Item 9. Purchase of equity securities by closed-end management investment companies. (Not applicable)

Item 10.  Submission of Matters to a vote of security holders.  (None)

Item 11.  Controls and Procedures

a)	    The Fund?s president has concluded that the Fund?s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission?s rules and forms, based upon such officers? evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

b)	    There were no significant changes or corrective actions with regard to deficiencies or material weaknesses in the Fund?s internal controls or in other factors that could significantly affect the Fund?s internal controls subsequent to the date of their evaluation.








Item 12.  Exhibits.

a)	(1)Code of Ethics-Not applicable for semi-annual reports.
(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached

b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002- Attached








Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Value Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  8/14/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and dates indicated.

Small Cap Value Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  8/14/08